Prepaid Expenses and Other Current Assets - Summary of Prepaid Expenses and Other Current Assets (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Miscellaneous current assets [abstract]
Air	$ 202,837,000	$ 161,992,000
Operating, product and administration costs	59,198,000	57,181,000
Commissions	49,371,000	39,766,000
Credit card fees	39,985,000	32,531,000
Debt transaction costs	14,419,000	12,332,000
Advertising	10,623,000	10,470,000
Cash deposits	10,456,000	20,498,000
Restricted cash	0	75,786,000
Other	9,487,000	16,646,000
Total	$ 396,376,000	$ 427,202,000